Derivatives	6 Months Ended
Jun. 30, 2011
Derivatives
Derivatives

10. Derivatives

Commodity Derivatives

At June 30, 2011, we had the following outstanding derivative commodity futures, forwards and options contracts that were entered into to hedge inventory or fixed price purchase commitments. We had no outstanding derivative contracts that were designated as hedges under accounting rules.

	Sell (Short) Contracts	Buy (Long) Contracts
Not qualifying or not designated as hedges under accounting rules:
Crude oil futures:
Contract volumes (1,000 bbls)	193	101
Weighted average contract price per bbl	$95.37	$97.06

Heating oil futures:
Contract volumes (1,000 bbls)	305	56
Weighted average contract price per gal	$2.97	$2.91

RBOB gasoline futures:
Contract volumes (1,000 bbls)	60	—
Weighted average contract price per gal	$2.81	$—

#6 Fuel oil futures:
Contract volumes (1,000 bbls)	436	18
Weighted average contract price per bbl	$96.26	$97.77

Crude oil forwards:
Contract volumes (1,000 bbls)	31	31
Weighted average contract price per bbl	$96.34	$109.55

Crude oil written calls:
Contract volumes (1,000 bbls)	110	—
Weighted average premium received	$4.50	$—

Financial Statement Impacts

The following tables reflect the estimated fair value gain (loss) position of our hedge derivatives and related inventory impact for qualifying hedges at June 30, 2011 and December 31, 2010:

Fair Value of Derivative Assets and Liabilities

	Asset Derivatives
	Unaudited Condensed Consolidated Balance Sheets Location	Fair Value
		June 30, 2011		December 31, 2010
Commodity derivatives - futures and call options:
Hedges designated under accounting guidance as fair value hedges	Other Current Assets	$—		$14
Undesignated hedges	Other Current Assets	1,104		493

Total asset derivatives		$1,104		$507

	Liability Derivatives
	Unaudited Condensed Consolidated Balance Sheets Location	Fair Value
		June 30, 2011		December 31, 2010
Commodity derivatives - forwards futures and call options:
Hedges designated under accounting guidance as fair value hedges	Other Current Assets	$—		$(191	) (1)
Undesignated hedges	Other Current Assets	(2,600	) (1)	(2,283	) (1)

Total liability derivatives		(2,600)		(2,474)

(1)	These derivative liabilities have been funded with margin deposits recorded in our Unaudited Condensed Consolidated Balance Sheets in Other Current Assets.

	Effect on Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income
	Amount of Gain (Loss) Recognized in Income
	Supply & Logistics Product Costs				Interest Expense Reclassified from AOCL		Other Comprehensive Loss Effective Portion
	Three Months Ended June 30,				Three Months Ended June 30,		Three Months Ended June 30,
	2011		2010		2011	2010	2011	2010
Commodity derivatives - forwards futures and call options:
Contracts designated as hedges under accounting guidance	$(173	) (1)	$1,032	(1)	$—	$—	$—	$—
Contracts not considered hedges under accounting guidance	(13,637)		4,977		—	—	—	—

Total commodity derivatives	(13,810)		6,009		—	—	—	—

Interest rate swaps designated as cash flow hedges under accounting guidance	—		—		—	(279)	—	4

Total derivatives	$(13,810)		$6,009		$—	$(279)	$—	$4

	Effect on Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income
	Amount of Gain (Loss) Recognized in Income
	Supply & Logistics Product Costs				Interest Expense Reclassified from AOCL		Other Comprehensive Loss Effective Portion
	Six Months Ended June 30,				Six Months Ended June 30,		Six Months Ended June 30,
	2011		2010		2011	2010	2011	2010
Commodity derivatives - forwards futures and call options:
Contracts designated as hedges under accounting guidance	$(434	) (1)	$1,306	(1)	$—	$—	$—	$—
Contracts not considered hedges under accounting guidance	(31,890)		4,425		—	—	—	—

Total commodity derivatives	(32,324)		5,731		—	—	—	—

Interest rate swaps designated as cash flow hedges under accounting guidance	—		—		—	(559)	—	(200)

Total derivatives	$(32,324)		$5,731		$—	$(559)	$—	$(200)

(1)	Represents the amount of loss recognized in income for derivatives related to the fair value hedge of inventory. The amount excludes the gain on the hedged inventory under the fair value hedge of $0.2 million and $0.8 million for the three and six months ended June 30, 2011 and excludes the loss recorded on the hedged inventory of $0.4 million and $0.3 million for the three and six months ended June 30, 2010.